Debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Principal balance	$ 32,685	$ 35,257
Discount	(1,501)	(701)
Debentures	31,184	34,556
Interest payable	702	731
Notes and debentures issued	$ 31,886	$ 35,287	$ 36,783